Consolidated Statement of Other Comprehensive Income $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Net income for the year	$ 3,162,433	$ 1,059.8	$ 3,516,936	$ 3,345,686
Hedging of net investments in foreign operations:
Net investment in foreign subsidiaries	(47,197)	(15.8)	(475,000)	2,366,849
Hedging derivative instrument	16,832	5.6	291,506	(1,683,346)
Hedging non-derivative instrument	30,568	10.2	35,819	(755,431)
Cash flow hedges	(2,340)	(0.8)	17,967	17,500
Foreign currency translation differences for foreign operations	(91,497)	(30.7)	(125,161)	24,878
Unrealized gains (losses) on available-for-sale financial assets:
Debt financial instruments	284,480	95.3	948,212	(922,083)
Equity financial instruments	57,245	19.2	34,509	(6,548)
Investments in associates and joint ventures	1,128	0.4	(20,061)	31,964
(Expenses) income tax	(97,698)	(32.7)	(378,877)	1,205,865
Other comprehensive income that will be reclassified to profit or loss, net of tax	151,521	50.7	328,914	279,648
Items that will not be reclassified to profit or loss
Actuarial gains (losses) from defined benefit pension plans	(100,232)	(33.6)	(41,228)	6,162
Income (expenses) tax	24,081	8.1	14,521	(7,251)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(76,151)	(25.5)	(26,707)	(1,089)
Total other comprehensive income	37,249	25.2	302,207	278,559
Total comprehensive income, net of taxes	3,237,803	1,085.0	3,819,143	3,624,245
Total comprehensive income for the year attributable to:
Owners of the parent	1,999,663	670.1	2,351,354	2,207,165
Non-controlling interest	1,238,140	414.9	1,467,789	1,417,080
Comprehensive income	$ 3,237,803	$ 1,085.0	$ 3,819,143	$ 3,624,245

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.